Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,232,000
Previously Paid Amount	0.00
Total Fee Amount	308.24
Total Offset Amount	0.00
Net Fee	308.24
Narrative - Max Aggregate Offering Price	$ 2,232,000
Final Prospectus	true